Interim Consolidated Balance Sheets - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
CURRENT
Cash	$ 464,703	$ 493,810
GST recoverable	13,730	11,172
Prepaid expenses	11,742	22,211
Total current assets	490,175	527,193
CURRENT
Trade and other payables	106,761	129,279
Convertible promissory notes - current portion	771,086	636,890
Total current liabilities	877,847	766,169
Convertible promissory notes	6,548	11,961
Total liabilities	884,847	778,130
SHAREHOLDERS' DEFICIENCY
Share Capital	6,130,462	6,047,999
Deficit	(6,584,682)	(6,298,936)
Total shareholders' deficiency	(394,220)	(250,937)
Total liabilities and shareholders' deficiency	$ 490,175	$ 527,193